Capital adequacy - Own funds (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	SEK 17,342	SEK 16,902
Total regulatory adjustments to Common Equity Tier 1 capital	(106)	(360)
Total Common Equity Tier-1 capital	17,236	16,542
Total Tier-1 capital	17,236	16,542
Tier 2-eligible subordinated debt	2,049	2,267
Credit risk adjustments		12
Total Tier 2 capital	2,049	2,279
Own funds	19,285	18,821
Total Own funds according to Basel I floor	SEK 19,350	18,809
IRB approach
Disclosure of objectives, policies and processes for managing capital [line items]
Threshold percentage to increase own funds	0.60%
Share capital
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	SEK 3,990	3,990
Retained earnings.
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	12,782	12,236
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	30	130
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	540	546
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(396)	(444)
Intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(66)	(101)
Hedge reserve
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(25)	(96)
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	446	SEK 281
Negative Amounts Resulting From The Calculation Of Expected Loss Amounts [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	SEK (65)